Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 97.8% OF NET ASSETS

Financial Institutions 9.5%
Banking 0.7%
Ally Financial, Inc.
5.75%, 11/20/25 (a)	55,000	53,998
6.70%, 02/14/33 (a)	40,000	37,223
Intesa Sanpaolo SpA
5.71%, 01/15/26 (b)	215,000	211,086
Popular, Inc.
7.25%, 03/13/28 (a)	20,000	20,035
Synchrony Financial
7.25%, 02/02/33 (a)	65,000	60,750
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(c)	25,000	21,423
Western Alliance Bancorp
3.00%, 06/15/31 (a)(c)	45,000	36,364
		440,879
Brokerage/Asset Managers/Exchanges 0.9%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(b)	85,000	88,235
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/30 (a)(b)	50,000	52,145
Aretec Escrow Issuer, Inc.
7.50%, 04/01/29 (a)(b)	20,000	16,916
Brightsphere Investment Group, Inc.
4.80%, 07/27/26	30,000	28,450
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(b)	100,000	80,560
3.63%, 10/01/31 (a)(b)	35,000	25,764
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(b)	100,000	91,412
Hightower Holding LLC
6.75%, 04/15/29 (a)(b)	10,000	8,654
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(b)	24,000	20,612
NFP Corp.
6.88%, 08/15/28 (a)(b)	140,000	124,802
7.50%, 10/01/30 (a)(b)	35,000	34,714
		572,264
Finance Companies 2.9%
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(b)	15,000	10,969
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Curo Group Holdings Corp.
7.50%, 08/01/28 (a)(b)	50,000	14,067
Enova International, Inc.
8.50%, 09/15/25 (a)(b)	15,000	14,730
FirstCash, Inc.
5.63%, 01/01/30 (a)(b)	75,000	70,257
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (a)(b)	15,000	14,909
5.50%, 05/01/28 (a)(b)	160,000	150,370
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(b)	40,000	38,258
6.63%, 01/15/27 (a)(b)	45,000	41,112
12.00%, 10/01/28 (a)(b)	50,000	52,878
GGAM Finance Ltd.
8.00%, 06/15/28 (a)(b)	65,000	65,796
goeasy Ltd.
4.38%, 05/01/26 (a)(b)	40,000	37,524
9.25%, 12/01/28 (a)(b)	25,000	25,700
LD Holdings Group LLC
6.50%, 11/01/25 (a)(b)	15,000	13,110
6.13%, 04/01/28 (a)(b)	40,000	28,225
LFS Topco LLC
5.88%, 10/15/26 (a)(b)	15,000	13,245
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28 (a)(b)	60,000	61,549
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 (a)(b)	45,000	42,943
6.00%, 01/15/27 (a)(b)	25,000	24,144
5.50%, 08/15/28 (a)(b)	50,000	46,321
5.75%, 11/15/31 (a)(b)	60,000	52,431
Navient Corp.
5.88%, 10/25/24	25,000	24,793
6.75%, 06/25/25	70,000	70,559
6.75%, 06/15/26	25,000	24,925
5.00%, 03/15/27 (a)	65,000	60,661
5.50%, 03/15/29 (a)	55,000	48,121
5.63%, 08/01/33	75,000	58,168
OneMain Finance Corp.
6.88%, 03/15/25	75,000	75,608
7.13%, 03/15/26	90,000	90,826
3.88%, 09/15/28 (a)	25,000	21,489
9.00%, 01/15/29 (a)	115,000	118,727
4.00%, 09/15/30 (a)	75,000	61,154
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.38%, 02/01/27 (a)(b)	25,000	23,527

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)(b)	15,000	14,598
4.25%, 02/15/29 (a)(b)	60,000	51,939
5.75%, 09/15/31 (a)(b)	25,000	22,067
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(b)	40,000	34,984
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/26 (a)(b)	50,000	45,230
3.88%, 03/01/31 (a)(b)	175,000	147,136
SLM Corp.
3.13%, 11/02/26 (a)	40,000	36,213
United Wholesale Mortgage LLC
5.50%, 11/15/25 (a)(b)	65,000	63,255
5.50%, 04/15/29 (a)(b)	35,000	31,339
		1,943,857
Financial Other 1.2%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(b)	200,000	188,144
Credit Acceptance Corp.
5.13%, 12/31/24 (a)(b)	40,000	39,014
Five Point Operating Co. LP/Five Point Capital Corp.
7.88%, 11/15/25 (a)(b)	25,000	23,955
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(b)	25,000	25,450
Howard Hughes Corp.
5.38%, 08/01/28 (a)(b)	50,000	46,928
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (a)	60,000	58,933
6.25%, 05/15/26 (a)	20,000	18,901
5.25%, 05/15/27 (a)	135,000	122,344
4.38%, 02/01/29 (a)	30,000	24,620
Kennedy-Wilson, Inc.
4.75%, 02/01/30 (a)	200,000	153,065
PHH Mortgage Corp.
7.88%, 03/15/26 (a)(b)	20,000	17,666
PRA Group, Inc.
8.38%, 02/01/28 (a)(b)	35,000	31,784
5.00%, 10/01/29 (a)(b)	75,000	56,706
		807,510
Insurance 1.7%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)(b)	50,000	49,412
10.13%, 08/01/26 (a)(b)	25,000	25,774
6.00%, 08/01/29 (a)(b)	35,000	30,178
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(b)	45,000	41,740
6.75%, 10/15/27 (a)(b)	100,000	96,000
6.75%, 04/15/28 (a)(b)	75,000	75,006
AmWINS Group, Inc.
4.88%, 06/30/29 (a)(b)	50,000	45,037
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(b)	5,000	4,473
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(b)	75,000	68,225
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	50,000	41,565
GTCR AP Finance, Inc.
8.00%, 05/15/27 (a)(b)	100,000	99,772
HUB International Ltd.
5.63%, 12/01/29 (a)(b)	35,000	31,759
7.25%, 06/15/30 (a)(b)	160,000	163,694
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(b)	50,000	51,661
10.50%, 12/15/30 (a)(b)	10,000	10,367
Liberty Mutual Group, Inc.
7.80%, 03/07/87 (b)	75,000	73,065
MGIC Investment Corp.
5.25%, 08/15/28 (a)	25,000	23,647
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(b)	100,000	92,815
3.88%, 05/15/32 (a)(b)	44,000	36,932
NMI Holdings, Inc.
7.38%, 06/01/25 (a)(b)	55,000	55,355
Ryan Specialty LLC
4.38%, 02/01/30 (a)(b)	25,000	22,594
USI, Inc.
6.88%, 05/01/25 (a)(b)	25,000	24,831
		1,163,902
REITs 2.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)	40,000	32,529
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(b)	25,000	22,026
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(b)	45,000	42,721
4.50%, 04/01/27 (a)(b)	50,000	43,889
Diversified Healthcare Trust
9.75%, 06/15/25 (a)	25,000	24,823
4.75%, 02/15/28 (a)	30,000	21,883
4.38%, 03/01/31 (a)	25,000	17,623
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (a)(b)	75,000	67,960
3.75%, 09/15/30 (b)	25,000	19,722
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(b)	40,000	36,939
4.75%, 06/15/29 (a)(b)	40,000	34,855
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (a)	25,000	21,780
5.00%, 10/15/27 (a)	80,000	63,844
4.63%, 08/01/29 (a)	55,000	39,337
3.50%, 03/15/31 (a)	65,000	40,138
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(b)	40,000	32,325
Office Properties Income Trust
2.40%, 02/01/27 (a)	75,000	45,991
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/25 (a)(b)	50,000	50,336
5.88%, 10/01/28 (a)(b)	50,000	47,350
4.88%, 05/15/29 (a)(b)	30,000	26,719
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(b)	15,000	15,244
4.50%, 02/15/29 (a)(b)	75,000	67,701
Rithm Capital Corp.
6.25%, 10/15/25 (a)(b)	30,000	28,900
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(b)	75,000	69,939
Service Properties Trust
4.35%, 10/01/24 (a)	90,000	89,957
4.50%, 03/15/25 (a)	30,000	28,955
7.50%, 09/15/25 (a)	100,000	100,505
5.25%, 02/15/26 (a)	25,000	23,530
5.50%, 12/15/27 (a)	25,000	22,284
8.63%, 11/15/31 (a)(b)	100,000	102,667

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(b)	65,000	59,682
4.38%, 01/15/27 (a)(b)	25,000	22,895
XHR LP
4.88%, 06/01/29 (a)(b)	50,000	44,836
		1,409,885
		6,338,297

Industrial 85.1%
Basic Industry 5.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (a)(b)	65,000	64,818
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(b)	40,000	40,862
Ashland, Inc.
6.88%, 05/15/43 (a)	35,000	33,196
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28 (a)(b)	55,000	37,877
7.50%, 09/30/29 (a)(b)	15,000	8,001
ATI, Inc.
4.88%, 10/01/29 (a)	30,000	26,878
5.13%, 10/01/31 (a)	40,000	35,237
Avient Corp.
5.75%, 05/15/25 (a)(b)	17,000	16,954
7.13%, 08/01/30 (a)(b)	75,000	75,496
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(b)	150,000	142,323
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(b)	25,000	23,536
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(b)	15,000	14,990
Calderys Financing LLC
11.25%, 06/01/28 (a)(b)	40,000	40,823
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	65,000	63,917
Century Aluminum Co.
7.50%, 04/01/28 (a)(b)	15,000	14,210
Chemours Co.
5.38%, 05/15/27 (a)	20,000	19,026
5.75%, 11/15/28 (a)(b)	50,000	45,309
4.63%, 11/15/29 (a)(b)	36,000	30,279
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	65,000	63,866
4.63%, 03/01/29 (a)(b)	15,000	13,494
6.75%, 04/15/30 (a)(b)	65,000	63,315
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(b)	15,000	12,935
Commercial Metals Co.
4.13%, 01/15/30 (a)	40,000	35,207
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(b)	50,000	48,711
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(b)	40,000	36,728
Domtar Corp.
6.75%, 10/01/28 (a)(b)	40,000	34,850
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(b)	25,000	22,566
Element Solutions, Inc.
3.88%, 09/01/28 (a)(b)	40,000	35,584
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(b)	45,000	42,512
5.88%, 04/15/30 (a)(b)	15,000	14,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 04/01/31 (a)(b)	55,000	48,027
6.13%, 04/15/32 (a)(b)	85,000	82,215
GrafTech Finance, Inc.
4.63%, 12/15/28 (a)(b)	75,000	50,382
Graphic Packaging International LLC
3.50%, 03/15/28 (b)	10,000	9,059
3.50%, 03/01/29 (a)(b)	75,000	65,279
3.75%, 02/01/30 (a)(b)	15,000	13,043
HB Fuller Co.
4.25%, 10/15/28 (a)	30,000	27,015
Hecla Mining Co.
7.25%, 02/15/28 (a)	25,000	24,734
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(b)	60,000	56,610
IAMGOLD Corp.
5.75%, 10/15/28 (a)(b)	30,000	24,349
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)	25,000	25,221
Innophos Holdings, Inc.
9.38%, 02/15/28 (a)(b)	22,000	20,253
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(b)	80,000	70,941
LSB Industries, Inc.
6.25%, 10/15/28 (a)(b)	60,000	55,968
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(b)	20,000	16,702
Mercer International, Inc.
5.13%, 02/01/29 (a)	90,000	75,279
Methanex Corp.
5.13%, 10/15/27 (a)	125,000	117,902
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(b)	20,000	20,082
9.25%, 10/01/28 (a)(b)	75,000	77,659
8.50%, 05/01/30 (a)(b)	75,000	75,885
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(b)	30,000	27,540
New Gold, Inc.
7.50%, 07/15/27 (a)(b)	25,000	24,503
Novelis Corp.
4.75%, 01/30/30 (a)(b)	150,000	136,318
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(b)	50,000	44,335
Olin Corp.
5.13%, 09/15/27 (a)	25,000	23,822
5.63%, 08/01/29 (a)	85,000	81,195
Olympus Water U.S. Holding Corp.
9.75%, 11/15/28 (a)(b)	200,000	205,961
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(b)	25,000	25,531
Rayonier AM Products, Inc.
7.63%, 01/15/26 (a)(b)	30,000	25,472
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(b)	90,000	81,602
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(b)	40,000	32,536
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(b)	25,000	21,529
Taseko Mines Ltd.
7.00%, 02/15/26 (a)(b)	75,000	70,194
TMS International Corp.
6.25%, 04/15/29 (a)(b)	15,000	11,910
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/29 (a)(b)	25,000	9,736

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tronox, Inc.
4.63%, 03/15/29 (a)(b)	50,000	42,561
U.S. Steel Corp.
6.88%, 03/01/29 (a)	75,000	74,605
Verde Purchaser LLC
10.50%, 11/30/30 (a)(b)	75,000	75,150
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(b)	35,000	26,996
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(b)	50,000	51,493
WR Grace Holdings LLC
5.63%, 08/15/29 (a)(b)	115,000	96,902
7.38%, 03/01/31 (a)(b)	25,000	24,422
		3,328,853
Capital Goods 10.8%
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(b)	35,000	21,756
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(b)	50,000	49,162
Alta Equipment Group, Inc.
5.63%, 04/15/26 (a)(b)	20,000	18,703
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(b)	65,000	59,888
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(b)	25,000	24,469
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(b)	40,000	38,336
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29 (a)(b)	200,000	159,146
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(b)	200,000	177,090
ATS Corp.
4.13%, 12/15/28 (a)(b)	15,000	13,249
Ball Corp.
5.25%, 07/01/25	90,000	89,620
4.88%, 03/15/26 (a)	55,000	53,939
6.88%, 03/15/28 (a)	65,000	66,450
6.00%, 06/15/29 (a)	50,000	49,954
2.88%, 08/15/30 (a)	70,000	58,042
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(b)	25,000	22,097
6.50%, 08/01/30 (a)(b)	35,000	34,986
Berry Global, Inc.
5.63%, 07/15/27 (a)(b)	40,000	39,139
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(b)	15,000	13,486
Bombardier, Inc.
7.50%, 03/15/25 (a)(b)	20,000	20,009
7.13%, 06/15/26 (a)(b)	65,000	65,061
7.88%, 04/15/27 (a)(b)	150,000	150,237
6.00%, 02/15/28 (a)(b)	50,000	47,172
7.50%, 02/01/29 (a)(b)	30,000	29,751
8.75%, 11/15/30 (a)(b)	100,000	102,505
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)(b)	150,000	128,793
BWX Technologies, Inc.
4.13%, 04/15/29 (a)(b)	40,000	36,082
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)	55,000	54,297
Chart Industries, Inc.
7.50%, 01/01/30 (a)(b)	115,000	117,433
9.50%, 01/01/31 (a)(b)	10,000	10,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(b)	55,000	53,014
6.38%, 02/01/31 (a)(b)	20,000	19,860
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (a)(b)	80,000	71,854
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(b)	35,000	27,509
Covanta Holding Corp.
4.88%, 12/01/29 (a)(b)	25,000	20,772
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(b)	50,000	41,000
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	85,000	81,350
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (a)	50,000	48,792
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	29,000	29,938
Eco Material Technologies, Inc.
7.88%, 01/31/27 (a)(b)	60,000	59,028
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (a)(b)	105,000	104,869
Enviri Corp.
5.75%, 07/31/27 (a)(b)	25,000	21,785
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(b)	60,000	59,175
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(b)	25,000	21,456
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(b)	60,000	52,673
Gates Global LLC/Gates Corp.
6.25%, 01/15/26 (a)(b)	40,000	39,595
GFL Environmental, Inc.
4.25%, 06/01/25 (a)(b)	85,000	83,112
3.75%, 08/01/25 (a)(b)	25,000	24,166
5.13%, 12/15/26 (a)(b)	100,000	97,091
4.00%, 08/01/28 (a)(b)	25,000	22,333
4.75%, 06/15/29 (a)(b)	100,000	91,439
Griffon Corp.
5.75%, 03/01/28 (a)	65,000	61,520
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(b)	70,000	62,036
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(b)	75,000	72,881
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.00%, 09/15/28 (a)(b)	50,000	44,948
JELD-WEN, Inc.
4.63%, 12/15/25 (a)(b)	65,000	62,289
Knife River Corp.
7.75%, 05/01/31 (a)(b)	35,000	35,975
LABL, Inc.
6.75%, 07/15/26 (a)(b)	50,000	47,566
10.50%, 07/15/27 (a)(b)	25,000	22,740
5.88%, 11/01/28 (a)(b)	43,000	37,642
8.25%, 11/01/29 (a)(b)	15,000	12,028
LBM Acquisition LLC
6.25%, 01/15/29 (a)(b)	50,000	41,944
Madison IAQ LLC
4.13%, 06/30/28 (a)(b)	30,000	26,674
5.88%, 06/30/29 (a)(b)	57,000	47,865
Masonite International Corp.
5.38%, 02/01/28 (a)(b)	40,000	38,038

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (a)(b)	200,000	198,857
9.25%, 04/15/27 (a)(b)	50,000	45,553
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(b)	25,000	24,994
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(b)	25,000	21,201
Moog, Inc.
4.25%, 12/15/27 (a)(b)	25,000	23,224
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(b)	25,000	22,082
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(b)	25,000	22,438
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(b)	40,000	37,262
OI European Group BV
4.75%, 02/15/30 (a)(b)	20,000	18,015
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(b)	25,000	22,795
OT Merger Corp.
7.88%, 10/15/29 (a)(b)	15,000	8,510
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(b)	25,000	24,762
7.25%, 05/15/31 (a)(b)	75,000	74,532
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(b)	100,000	91,594
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(b)	12,000	9,042
6.75%, 08/01/29 (a)(b)	20,000	15,326
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(b)	10,000	8,650
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/29 (a)(b)	29,000	13,433
PGT Innovations, Inc.
4.38%, 10/01/29 (a)(b)	35,000	33,147
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(b)	38,000	38,749
7.75%, 03/15/31 (a)(b)	30,000	31,166
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(b)	30,000	26,979
Sealed Air Corp.
4.00%, 12/01/27 (a)(b)	100,000	91,984
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(b)	60,000	59,400
7.25%, 02/15/31 (a)(b)	25,000	25,624
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(b)	95,000	90,364
8.88%, 11/15/31 (a)(b)	50,000	50,911
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/26 (a)(b)	35,000	33,984
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (a)(b)	145,000	156,968
9.75%, 11/15/30 (a)(b)	75,000	79,073
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(b)	45,000	43,015
SRS Distribution, Inc.
4.63%, 07/01/28 (a)(b)	75,000	68,528
6.00%, 12/01/29 (a)(b)	15,000	13,062
Standard Industries, Inc.
5.00%, 02/15/27 (a)(b)	130,000	124,593
4.75%, 01/15/28 (a)(b)	25,000	23,521
4.38%, 07/15/30 (a)(b)	50,000	43,874
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stericycle, Inc.
3.88%, 01/15/29 (a)(b)	55,000	48,538
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (a)(b)	65,000	60,840
Terex Corp.
5.00%, 05/15/29 (a)(b)	40,000	36,708
Titan Acquisition Ltd./Titan Co.-Borrower LLC
7.75%, 04/15/26 (a)(b)	40,000	39,560
Titan International, Inc.
7.00%, 04/30/28 (a)	65,000	62,821
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(b)	200,000	190,199
TransDigm, Inc.
6.25%, 03/15/26 (a)(b)	255,000	253,452
7.50%, 03/15/27 (a)	15,000	15,016
5.50%, 11/15/27 (a)	150,000	144,526
6.75%, 08/15/28 (a)(b)	116,000	116,353
4.63%, 01/15/29 (a)	85,000	76,752
4.88%, 05/01/29 (a)	25,000	22,676
6.88%, 12/15/30 (a)(b)	75,000	75,148
7.13%, 12/01/31 (a)(b)	75,000	76,379
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(b)	25,000	26,406
Trinity Industries, Inc.
4.55%, 10/01/24 (a)	65,000	63,582
Triumph Group, Inc.
7.75%, 08/15/25 (a)	25,000	24,525
9.00%, 03/15/28 (a)(b)	95,000	97,639
United Rentals North America, Inc.
4.88%, 01/15/28 (a)	30,000	28,879
5.25%, 01/15/30 (a)	70,000	66,939
3.88%, 02/15/31 (a)	175,000	152,543
3.75%, 01/15/32 (a)	30,000	25,432
Vertiv Group Corp.
4.13%, 11/15/28 (a)(b)	65,000	58,913
Waste Pro USA, Inc.
5.50%, 02/15/26 (a)(b)	25,000	23,615
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)(b)	65,000	65,145
7.25%, 06/15/28 (a)(b)	110,000	111,949
White Cap Buyer LLC
6.88%, 10/15/28 (a)(b)	25,000	22,832
		7,141,069
Communications 14.8%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(b)	40,000	35,697
Allen Media LLC/Allen Media Co.-Issuer, Inc.
10.50%, 02/15/28 (a)(b)	35,000	17,683
Altice Financing SA
5.75%, 08/15/29 (a)(b)	200,000	164,671
Altice France SA
8.13%, 02/01/27 (a)(b)	480,000	413,290
5.50%, 10/15/29 (a)(b)	200,000	144,546
AMC Networks, Inc.
4.75%, 08/01/25 (a)	50,000	47,496
4.25%, 02/15/29 (a)	45,000	31,545
Beasley Mezzanine Holdings LLC
8.63%, 02/01/26 (a)(b)	5,000	3,206
Block Communications, Inc.
4.88%, 03/01/28 (a)(b)	15,000	12,770
C&W Senior Financing DAC
6.88%, 09/15/27 (a)(b)	200,000	182,697

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cable One, Inc.
4.00%, 11/15/30 (a)(b)	50,000	39,064
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(b)	50,000	48,954
5.13%, 05/01/27 (a)(b)	305,000	290,542
5.00%, 02/01/28 (a)(b)	100,000	93,804
5.38%, 06/01/29 (a)(b)	75,000	69,596
4.75%, 03/01/30 (a)(b)	310,000	271,497
4.50%, 08/15/30 (a)(b)	175,000	150,262
4.25%, 02/01/31 (a)(b)	225,000	187,835
4.75%, 02/01/32 (a)(b)	80,000	67,250
4.50%, 05/01/32 (a)	190,000	156,631
4.50%, 06/01/33 (a)(b)	50,000	40,036
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(b)	75,000	69,499
7.75%, 04/15/28 (a)(b)	55,000	45,137
9.00%, 09/15/28 (a)(b)	30,000	30,330
7.50%, 06/01/29 (a)(b)	65,000	51,279
CMG Media Corp.
8.88%, 12/15/27 (a)(b)	40,000	32,038
Cogent Communications Group, Inc.
3.50%, 05/01/26 (a)(b)	25,000	23,334
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)(b)	35,000	28,963
CSC Holdings LLC
5.38%, 02/01/28 (a)(b)	200,000	170,246
11.25%, 05/15/28 (a)(b)	300,000	299,763
5.75%, 01/15/30 (a)(b)	325,000	183,883
Deluxe Corp.
8.00%, 06/01/29 (a)(b)	25,000	21,102
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/27 (a)(b)	200,000	180,169
DISH DBS Corp.
5.88%, 11/15/24	100,000	87,890
7.75%, 07/01/26	90,000	53,806
5.25%, 12/01/26 (a)(b)	131,000	105,576
7.38%, 07/01/28 (a)	45,000	22,289
5.75%, 12/01/28 (a)(b)	195,000	144,799
5.13%, 06/01/29	25,000	11,347
DISH Network Corp.
11.75%, 11/15/27 (a)(b)	210,000	208,707
Embarq Corp.
8.00%, 06/01/36	52,000	29,943
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(b)	52,000	48,904
5.00%, 05/01/28 (a)(b)	140,000	125,729
6.75%, 05/01/29 (a)(b)	19,000	16,118
8.75%, 05/15/30 (a)(b)	100,000	99,813
8.63%, 03/15/31 (a)(b)	40,000	39,432
Frontier Florida LLC
6.86%, 02/01/28	20,000	19,039
Gannett Holdings LLC
6.00%, 11/01/26 (a)(b)	25,000	21,977
GCI LLC
4.75%, 10/15/28 (a)(b)	25,000	22,463
Getty Images, Inc.
9.75%, 03/01/27 (a)(b)	25,000	25,064
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)(b)	105,000	74,952
Gray Television, Inc.
5.88%, 07/15/26 (a)(b)	30,000	28,074
4.75%, 10/15/30 (a)(b)	50,000	35,742
Hughes Satellite Systems Corp.
5.25%, 08/01/26	60,000	51,298
6.63%, 08/01/26	50,000	39,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	65,000	55,391
8.38%, 05/01/27 (a)	25,000	17,522
5.25%, 08/15/27 (a)(b)	20,000	15,350
4.75%, 01/15/28 (a)(b)	40,000	30,566
Iliad Holding SASU
6.50%, 10/15/26 (a)(b)	200,000	195,305
INNOVATE Corp.
8.50%, 02/01/26 (a)(b)	15,000	11,476
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(b)	200,000	185,832
Lamar Media Corp.
3.75%, 02/15/28 (a)	68,000	62,839
3.63%, 01/15/31 (a)	30,000	25,696
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)(b)	115,000	61,078
4.25%, 07/01/28 (a)(b)	90,000	35,873
10.50%, 05/15/30 (a)(b)	70,000	64,988
Liberty Interactive LLC
8.50%, 07/15/29	15,000	6,128
8.25%, 02/01/30	15,000	5,946
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(b)	25,000	15,526
Lumen Technologies, Inc.
4.00%, 02/15/27 (a)(b)	62,000	32,821
4.50%, 01/15/29 (a)(b)	55,000	13,365
7.60%, 09/15/39	37,000	9,188
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(b)	55,000	50,240
8.00%, 08/01/29 (a)(b)	27,000	24,351
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 08/15/27 (a)(b)	25,000	23,280
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(b)	40,000	30,917
News Corp.
3.88%, 05/15/29 (a)(b)	50,000	44,266
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(b)	115,000	109,011
4.75%, 11/01/28 (a)(b)	25,000	22,152
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 02/15/28 (a)(b)	15,000	12,727
10.75%, 06/01/28 (a)(b)	15,000	14,550
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(b)	35,000	33,030
4.25%, 01/15/29 (a)(b)	15,000	12,965
4.63%, 03/15/30 (a)(b)	65,000	55,868
Paramount Global
6.25%, 02/28/57 (a)(c)	35,000	27,497
6.38%, 03/30/62 (a)(c)	85,000	68,482
Qwest Corp.
7.25%, 09/15/25	60,000	56,754
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(b)	30,000	22,381
6.50%, 09/15/28 (a)(b)	62,000	29,109
ROBLOX Corp.
3.88%, 05/01/30 (a)(b)	77,000	66,204
Rogers Communications, Inc.
5.25%, 03/15/82 (a)(b)(c)	80,000	73,779
RR Donnelley & Sons Co.
9.75%, 07/31/28 (a)(b)	25,000	24,828
SBA Communications Corp.
3.88%, 02/15/27 (a)	40,000	37,683
3.13%, 02/01/29 (a)	140,000	122,037

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(b)	75,000	63,089
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)	30,000	22,176
4.13%, 12/01/30 (a)(b)	60,000	42,197
Sirius XM Radio, Inc.
3.13%, 09/01/26 (a)(b)	94,000	86,570
5.00%, 08/01/27 (a)(b)	85,000	80,826
4.00%, 07/15/28 (a)(b)	120,000	107,317
5.50%, 07/01/29 (a)(b)	20,000	18,600
4.13%, 07/01/30 (a)(b)	88,000	74,305
3.88%, 09/01/31 (a)(b)	85,000	68,828
Spanish Broadcasting System, Inc.
9.75%, 03/01/26 (a)(b)	15,000	8,690
Stagwell Global LLC
5.63%, 08/15/29 (a)(b)	55,000	48,233
TEGNA, Inc.
4.75%, 03/15/26 (a)(b)	20,000	19,269
4.63%, 03/15/28 (a)	50,000	45,659
5.00%, 09/15/29 (a)	50,000	44,467
Telecom Italia Capital SA
6.38%, 11/15/33	160,000	150,128
6.00%, 09/30/34	40,000	36,136
7.20%, 07/18/36	55,000	53,478
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(b)	30,000	18,178
4.88%, 06/01/27 (a)(b)	20,000	11,800
6.50%, 10/15/27 (a)(b)	20,000	9,483
Townsquare Media, Inc.
6.88%, 02/01/26 (a)(b)	20,000	19,294
U.S. Cellular Corp.
6.70%, 12/15/33	30,000	29,434
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)	50,000	32,462
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(b)	145,000	142,763
4.75%, 04/15/28 (a)(b)	40,000	33,196
6.50%, 02/15/29 (a)(b)	70,000	46,654
Univision Communications, Inc.
6.63%, 06/01/27 (a)(b)	125,000	123,325
8.00%, 08/15/28 (a)(b)	100,000	101,167
4.50%, 05/01/29 (a)(b)	20,000	17,564
7.38%, 06/30/30 (a)(b)	50,000	49,108
UPC Broadband Finco BV
4.88%, 07/15/31 (a)(b)	200,000	168,889
Urban One, Inc.
7.38%, 02/01/28 (a)(b)	50,000	42,431
Viasat, Inc.
5.63%, 09/15/25 (a)(b)	50,000	47,788
5.63%, 04/15/27 (a)(b)	50,000	46,353
6.50%, 07/15/28 (a)(b)	15,000	11,453
7.50%, 05/30/31 (a)(b)	50,000	35,813
Videotron Ltd.
5.13%, 04/15/27 (a)(b)	70,000	67,781
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(b)	200,000	188,337
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/31 (a)(b)	200,000	171,007
Vodafone Group PLC
7.00%, 04/04/79 (a)(c)	110,000	111,377
3.25%, 06/04/81 (a)(c)	25,000	22,845
4.13%, 06/04/81 (a)(c)	10,000	8,077
5.13%, 06/04/81 (a)(c)	140,000	96,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28 (a)(b)	85,000	70,158
WMG Acquisition Corp.
3.75%, 12/01/29 (a)(b)	75,000	65,619
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(b)	73,000	55,777
6.13%, 03/01/28 (a)(b)	62,000	41,692
Ziggo Bond Co. BV
6.00%, 01/15/27 (a)(b)	200,000	190,672
		9,771,000
Consumer Cyclical 19.0%
1011778 BC ULC/New Red Finance, Inc.
4.38%, 01/15/28 (a)(b)	50,000	46,450
3.50%, 02/15/29 (a)(b)	50,000	44,565
4.00%, 10/15/30 (a)(b)	255,000	220,025
99 Escrow Issuer, Inc.
7.50%, 01/15/26 (a)(b)	35,000	12,321
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(b)	79,000	80,319
8.25%, 04/15/31 (a)(b)	25,000	25,434
ADT Security Corp.
4.13%, 08/01/29 (a)(b)	100,000	88,957
4.88%, 07/15/32 (b)	15,000	13,158
Affinity Interactive
6.88%, 12/15/27 (a)(b)	35,000	30,498
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (a)(b)	100,000	97,280
9.75%, 07/15/27 (a)(b)	75,000	69,086
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(b)	200,000	173,687
Allison Transmission, Inc.
5.88%, 06/01/29 (a)(b)	50,000	48,425
3.75%, 01/30/31 (a)(b)	75,000	62,689
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(b)	80,000	54,356
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	75,000	72,396
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30 (a)(b)	55,000	47,644
APX Group, Inc.
5.75%, 07/15/29 (a)(b)	65,000	58,097
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(b)	50,000	43,618
6.13%, 12/01/28 (a)(b)	40,000	34,288
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)(b)	70,000	63,097
5.00%, 02/15/32 (a)(b)	51,000	44,517
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(b)	25,000	21,092
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/25 (a)(b)	200,000	200,191
Bath & Body Works, Inc.
7.50%, 06/15/29 (a)	65,000	66,790
6.63%, 10/01/30 (a)(b)	25,000	24,768
6.95%, 03/01/33	75,000	70,187
6.88%, 11/01/35	75,000	71,011
Beazer Homes USA, Inc.
7.25%, 10/15/29 (a)	90,000	87,070
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(b)	15,000	13,303

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	15,000	14,228
4.75%, 06/15/31 (a)(b)	95,000	84,145
Boyne USA, Inc.
4.75%, 05/15/29 (a)(b)	25,000	22,617
Brinker International, Inc.
8.25%, 07/15/30 (a)(b)	25,000	25,117
Brink's Co.
4.63%, 10/15/27 (a)(b)	40,000	37,530
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(b)	65,000	54,899
4.88%, 02/15/30 (a)(b)	25,000	21,132
Caesars Entertainment, Inc.
6.25%, 07/01/25 (a)(b)	225,000	223,894
8.13%, 07/01/27 (a)(b)	150,000	152,941
4.63%, 10/15/29 (a)(b)	50,000	43,968
7.00%, 02/15/30 (a)(b)	100,000	100,185
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/25 (a)(b)	88,000	87,602
Carnival Corp.
7.63%, 03/01/26 (a)(b)	65,000	65,410
5.75%, 03/01/27 (a)(b)	310,000	294,937
4.00%, 08/01/28 (a)(b)	115,000	104,270
6.00%, 05/01/29 (a)(b)	50,000	46,040
7.00%, 08/15/29 (a)(b)	10,000	10,203
10.50%, 06/01/30 (a)(b)	130,000	138,727
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)(b)	25,000	27,209
Carriage Services, Inc.
4.25%, 05/15/29 (a)(b)	25,000	21,172
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (a)(b)	15,000	13,131
Cars.com, Inc.
6.38%, 11/01/28 (a)(b)	20,000	18,946
CCM Merger, Inc.
6.38%, 05/01/26 (a)(b)	10,000	9,609
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (a)(b)	105,000	98,654
CEC Entertainment LLC
6.75%, 05/01/26 (a)(b)	75,000	72,545
Cedar Fair LP
5.25%, 07/15/29 (a)	65,000	59,480
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (a)	70,000	68,321
Century Communities, Inc.
6.75%, 06/01/27 (a)	70,000	70,077
3.88%, 08/15/29 (a)(b)	25,000	21,719
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(b)	34,000	32,834
4.75%, 01/15/28 (a)(b)	35,000	32,565
6.75%, 05/01/31 (a)(b)	30,000	29,515
Cinemark USA, Inc.
5.88%, 03/15/26 (a)(b)	25,000	24,275
5.25%, 07/15/28 (a)(b)	35,000	31,544
Clarios Global LP
6.75%, 05/15/25 (a)(b)	25,000	25,078
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(b)	95,000	94,536
8.50%, 05/15/27 (a)(b)	90,000	90,708
6.75%, 05/15/28 (a)(b)	25,000	25,240
ClubCorp Holdings, Inc.
8.50%, 09/15/25 (a)(b)	25,000	21,950
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CoreCivic, Inc.
8.25%, 04/15/26 (a)	25,000	25,516
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(b)	45,000	42,793
8.88%, 09/01/31 (a)(b)	25,000	25,080
Dana, Inc.
4.25%, 09/01/30 (a)	100,000	84,938
Dave & Buster's, Inc.
7.63%, 11/01/25 (a)(b)	90,000	90,322
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(b)	20,000	20,767
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(b)	75,000	66,694
6.75%, 01/15/30 (a)(b)	70,000	59,136
Foot Locker, Inc.
4.00%, 10/01/29 (a)(b)	20,000	16,160
Forestar Group, Inc.
3.85%, 05/15/26 (a)(b)	15,000	13,974
5.00%, 03/01/28 (a)(b)	10,000	9,263
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)	20,000	17,985
Gap, Inc.
3.63%, 10/01/29 (a)(b)	75,000	61,799
3.88%, 10/01/31 (a)(b)	25,000	19,764
Garda World Security Corp.
4.63%, 02/15/27 (a)(b)	112,000	106,599
6.00%, 06/01/29 (a)(b)	35,000	29,178
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(b)	50,000	48,414
3.50%, 03/01/29 (a)(b)	50,000	44,068
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	40,000	38,788
4.88%, 03/15/27 (a)	120,000	113,403
5.00%, 07/15/29 (a)	145,000	132,383
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(b)	20,000	13,990
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(b)	40,000	36,073
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(b)	32,000	25,754
Guitar Center, Inc.
8.50%, 01/15/26 (a)(b)	15,000	12,275
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(b)	30,000	28,293
9.00%, 02/15/31 (a)(b)	45,000	42,463
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(b)	25,000	24,652
3.75%, 05/01/29 (a)(b)	25,000	22,476
3.63%, 02/15/32 (a)(b)	255,000	214,409
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/29 (a)(b)	65,000	57,462
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	20,000	19,464
International Game Technology PLC
4.13%, 04/15/26 (a)(b)	200,000	190,904
IRB Holding Corp.
7.00%, 06/15/25 (a)(b)	25,000	24,976
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(b)	25,000	22,422
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)(b)	200,000	202,155

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Poindexter & Co., Inc.
7.13%, 04/15/26 (a)(b)	45,000	44,309
KB Home
4.00%, 06/15/31 (a)	60,000	50,797
Kohl's Corp.
4.63%, 05/01/31 (a)(d)	75,000	54,916
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	75,000	70,364
3.90%, 08/08/29 (a)	60,000	53,631
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(b)	50,000	43,725
LGI Homes, Inc.
8.75%, 12/15/28 (a)(b)	25,000	25,731
4.00%, 07/15/29 (a)(b)	15,000	12,391
Life Time, Inc.
5.75%, 01/15/26 (a)(b)	25,000	24,523
8.00%, 04/15/26 (a)(b)	20,000	20,015
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(b)	75,000	75,141
7.50%, 09/01/31 (a)(b)	25,000	25,383
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(b)	50,000	50,495
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(b)	25,000	23,253
3.88%, 06/01/29 (a)(b)	65,000	57,343
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(b)	25,000	25,013
4.75%, 10/15/27 (a)(b)	165,000	155,263
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/26 (a)(b)	25,000	23,447
M/I Homes, Inc.
4.95%, 02/01/28 (a)	28,000	26,643
3.95%, 02/15/30 (a)	10,000	8,542
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(b)	150,000	141,120
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	15,000	13,212
4.50%, 06/15/29 (a)(b)	40,000	33,671
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(b)	30,000	28,752
5.63%, 02/15/29 (a)(b)	20,000	18,863
4.13%, 08/01/30 (a)(b)	77,000	67,053
Mattamy Group Corp.
4.63%, 03/01/30 (a)(b)	75,000	66,092
Matthews International Corp.
5.25%, 12/01/25 (a)(b)	15,000	14,487
Metis Merger Sub LLC
6.50%, 05/15/29 (a)(b)	35,000	29,606
MGM Resorts International
5.50%, 04/15/27 (a)	25,000	24,246
4.75%, 10/15/28 (a)	125,000	115,732
Michaels Cos., Inc.
7.88%, 05/01/29 (a)(b)	100,000	56,924
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(b)	35,000	31,206
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (a)(b)	95,000	89,035
Murphy Oil USA, Inc.
3.75%, 02/15/31 (a)(b)	75,000	63,699
NCL Corp. Ltd.
3.63%, 12/15/24 (a)(b)	29,000	28,043
5.88%, 03/15/26 (a)(b)	25,000	23,706
5.88%, 02/15/27 (a)(b)	75,000	72,682
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.38%, 02/01/28 (a)(b)	75,000	77,634
8.13%, 01/15/29 (a)(b)	50,000	50,954
7.75%, 02/15/29 (a)(b)	40,000	37,916
NCL Finance Ltd.
6.13%, 03/15/28 (a)(b)	25,000	22,704
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/26 (a)(b)	60,000	56,259
Nordstrom, Inc.
4.00%, 03/15/27 (a)	20,000	18,821
6.95%, 03/15/28	25,000	25,307
4.38%, 04/01/30 (a)	25,000	20,805
4.25%, 08/01/31 (a)	15,000	11,853
5.00%, 01/15/44 (a)	55,000	36,531
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(b)	25,000	23,804
Penske Automotive Group, Inc.
3.50%, 09/01/25 (a)	20,000	19,249
3.75%, 06/15/29 (a)(b)	40,000	34,717
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(b)	250,000	228,853
PM General Purchaser LLC
9.50%, 10/01/28 (a)(b)	55,000	53,918
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(b)	80,000	57,973
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (b)	40,000	39,593
3.38%, 08/31/27 (a)(b)	35,000	31,694
6.25%, 01/15/28 (a)(b)	105,000	100,919
QVC, Inc.
4.45%, 02/15/25 (a)	37,000	34,350
4.75%, 02/15/27 (a)	45,000	34,475
4.38%, 09/01/28 (a)	29,000	19,604
5.95%, 03/15/43	17,000	8,804
Rakuten Group, Inc.
10.25%, 11/30/24 (b)	280,000	286,300
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(b)	35,000	28,362
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.75%, 01/15/29 (a)(b)	37,000	26,421
5.25%, 04/15/30 (a)(b)	25,000	16,850
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (a)(b)	75,000	73,015
5.38%, 07/15/27 (a)(b)	190,000	182,953
11.63%, 08/15/27 (a)(b)	100,000	108,531
3.70%, 03/15/28 (a)	20,000	17,897
5.50%, 04/01/28 (a)(b)	115,000	109,959
8.25%, 01/15/29 (a)(b)	30,000	31,400
7.25%, 01/15/30 (a)(b)	10,000	10,194
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/01/25 (a)	40,000	39,405
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(b)	40,000	35,831
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(b)	25,000	22,942
Service Corp. International
5.13%, 06/01/29 (a)	25,000	23,938
3.38%, 08/15/30 (a)	55,000	46,243
4.00%, 05/15/31 (a)	50,000	42,644
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	19,000	17,733
4.75%, 04/01/29 (a)	15,000	13,403
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(b)	40,000	38,269
7.25%, 05/15/31 (a)(b)	44,000	42,464

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(b)	65,000	57,337
Sotheby's
7.38%, 10/15/27 (a)(b)	12,000	11,020
Staples, Inc.
7.50%, 04/15/26 (a)(b)	82,000	72,647
10.75%, 04/15/27 (a)(b)	55,000	35,829
Station Casinos LLC
4.50%, 02/15/28 (a)(b)	55,000	49,787
4.63%, 12/01/31 (a)(b)	25,000	21,262
StoneMor, Inc.
8.50%, 05/15/29 (a)(b)	30,000	24,021
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (a)(b)	50,000	46,164
Tenneco, Inc.
8.00%, 11/17/28 (a)(b)	115,000	94,778
TKC Holdings, Inc.
10.50%, 05/15/29 (a)(b)	50,000	43,282
Travel & Leisure Co.
6.60%, 10/01/25 (a)(d)	50,000	49,896
4.50%, 12/01/29 (a)(b)	75,000	64,637
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	50,000	47,554
TriNet Group, Inc.
3.50%, 03/01/29 (a)(b)	50,000	43,534
Uber Technologies, Inc.
7.50%, 09/15/27 (a)(b)	85,000	86,614
6.25%, 01/15/28 (a)(b)	50,000	49,656
4.50%, 08/15/29 (a)(b)	125,000	115,245
Under Armour, Inc.
3.25%, 06/15/26 (a)	25,000	23,455
Universal Entertainment Corp.
8.75%, 12/11/24 (a)(b)(d)	200,000	210,635
Vail Resorts, Inc.
6.25%, 05/15/25 (a)(b)	50,000	49,893
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(b)	35,000	28,437
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(b)	75,000	70,679
9.13%, 07/15/31 (a)(b)	35,000	36,437
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(b)	60,000	56,056
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)	25,000	25,618
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(b)	28,000	26,340
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(b)	25,000	19,285
WW International, Inc.
4.50%, 04/15/29 (a)(b)	41,000	23,592
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(b)	25,000	23,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (a)(b)	51,000	50,424
5.25%, 05/15/27 (a)(b)	63,000	60,058
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(b)	65,000	58,594
7.13%, 02/15/31 (a)(b)	50,000	49,813
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(b)	125,000	116,280
4.63%, 01/31/32 (a)	135,000	121,514
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	150,000	146,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(b)	30,000	25,373
		12,593,068
Consumer Non-Cyclical 11.7%
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(b)	45,000	43,151
ACCO Brands Corp.
4.25%, 03/15/29 (a)(b)	35,000	30,327
Acushnet Co.
7.38%, 10/15/28 (a)(b)	25,000	25,694
AdaptHealth LLC
5.13%, 03/01/30 (a)(b)	40,000	31,874
Akumin, Inc.
7.00%, 11/01/25 (a)(b)	50,000	40,161
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
7.50%, 03/15/26 (a)(b)	93,000	94,671
4.63%, 01/15/27 (a)(b)	140,000	134,607
3.50%, 03/15/29 (a)(b)	155,000	137,486
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(b)	50,000	46,460
4.00%, 04/15/29 (a)(b)	10,000	8,873
Aramark Services, Inc.
5.00%, 04/01/25 (a)(b)	200,000	198,620
5.00%, 02/01/28 (a)(b)	5,000	4,736
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(b)	136,000	127,337
B&G Foods, Inc.
5.25%, 04/01/25 (a)	70,000	68,777
Bausch & Lomb Escrow Corp.
8.38%, 10/01/28 (a)(b)	80,000	81,900
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(b)	30,000	26,429
8.50%, 01/31/27 (a)(b)	50,000	24,696
Bausch Health Cos., Inc.
5.50%, 11/01/25 (a)(b)	100,000	87,228
9.00%, 12/15/25 (a)(b)	85,000	76,293
4.88%, 06/01/28 (a)(b)	50,000	25,502
11.00%, 09/30/28 (b)	125,000	78,437
5.00%, 02/15/29 (a)(b)	145,000	50,820
5.25%, 02/15/31 (a)(b)	24,000	8,481
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(b)	30,000	30,535
Cano Health LLC
6.25%, 10/01/28 (a)(b)	18,000	1,267
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)(b)	50,000	47,250
3.13%, 02/15/29 (a)(b)	25,000	20,956
3.50%, 04/01/30 (a)(b)	25,000	20,923
CD&R Smokey Buyer, Inc.
6.75%, 07/15/25 (a)(b)	50,000	48,403
Central Garden & Pet Co.
4.13%, 10/15/30 (a)	60,000	51,446
Charles River Laboratories International, Inc.
4.00%, 03/15/31 (a)(b)	73,000	62,833
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25 (a)(b)	50,000	49,477
CHS/Community Health Systems, Inc.
8.00%, 03/15/26 (a)(b)	215,000	207,242
5.63%, 03/15/27 (a)(b)	130,000	116,135
6.88%, 04/01/28 (a)(b)	100,000	50,598
6.88%, 04/15/29 (a)(b)	75,000	44,310
6.13%, 04/01/30 (a)(b)	5,000	2,796

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/15/30 (a)(b)	65,000	51,204
4.75%, 02/15/31 (a)(b)	60,000	44,082
Coty, Inc.
5.00%, 04/15/26 (a)(b)	50,000	48,840
6.50%, 04/15/26 (a)(b)	50,000	49,791
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.63%, 07/15/30 (a)(b)	25,000	25,149
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(b)	30,000	29,160
6.00%, 06/15/30 (a)(b)	45,000	43,478
DaVita, Inc.
4.63%, 06/01/30 (a)(b)	165,000	139,587
3.75%, 02/15/31 (a)(b)	65,000	50,940
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(b)	25,000	23,838
4.13%, 04/01/29 (a)(b)	35,000	30,905
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(d)	90,000	90,112
Embecta Corp.
5.00%, 02/15/30 (a)(b)	30,000	25,246
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(b)	15,000	5,921
Encompass Health Corp.
4.50%, 02/01/28 (a)	25,000	23,392
4.75%, 02/01/30 (a)	80,000	72,759
4.63%, 04/01/31 (a)	35,000	30,746
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(b)	35,000	34,011
4.38%, 03/31/29 (a)(b)	50,000	43,165
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)	50,000	49,563
Garden Spinco Corp.
8.63%, 07/20/30 (a)(b)	20,000	21,006
Global Medical Response, Inc.
6.50%, 10/01/25 (a)(b)	35,000	25,934
Grifols SA
4.75%, 10/15/28 (a)(b)	200,000	176,847
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(b)	35,000	35,569
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 09/01/25 (a)(b)	35,000	34,360
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 06/01/26 (a)(b)	15,000	3,302
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29 (a)(b)	25,000	17,755
Hologic, Inc.
3.25%, 02/15/29 (a)(b)	60,000	52,732
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(b)	50,000	42,033
IQVIA, Inc.
5.00%, 10/15/26 (a)(b)	200,000	195,213
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26 (a)(b)	25,000	23,659
7.00%, 12/31/27 (a)(b)	55,000	50,967
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (a)(b)	110,000	98,587
Legacy LifePoint Health LLC
4.38%, 02/15/27 (a)(b)	55,000	48,204
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(b)	45,000	29,514
9.88%, 08/15/30 (a)(b)	50,000	48,685
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(b)	25,000	21,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(b)	50,000	54,188
Medline Borrower LP
3.88%, 04/01/29 (a)(b)	250,000	222,078
5.25%, 10/01/29 (a)(b)	125,000	113,209
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/29 (a)(b)	30,000	22,980
ModivCare, Inc.
5.88%, 11/15/25 (a)(b)	20,000	19,486
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)(b)	65,000	56,532
5.75%, 11/01/28 (a)(b)	30,000	23,265
Newell Brands, Inc.
5.20%, 04/01/26 (a)	100,000	96,618
6.38%, 09/15/27 (a)	50,000	48,949
6.63%, 09/15/29 (a)	85,000	83,001
Option Care Health, Inc.
4.38%, 10/31/29 (a)(b)	35,000	30,905
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/31 (a)(b)	200,000	157,546
Owens & Minor, Inc.
6.63%, 04/01/30 (a)(b)	25,000	23,438
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)(b)	25,000	16,333
Performance Food Group, Inc.
6.88%, 05/01/25 (a)(b)	10,000	10,014
5.50%, 10/15/27 (a)(b)	55,000	53,292
4.25%, 08/01/29 (a)(b)	110,000	98,468
Perrigo Finance Unlimited Co.
4.65%, 06/15/30 (a)	200,000	178,612
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	47,000	40,744
3.50%, 03/01/32 (a)	50,000	40,519
6.25%, 07/01/33 (a)	90,000	88,730
Post Holdings, Inc.
5.63%, 01/15/28 (a)(b)	150,000	146,088
5.50%, 12/15/29 (a)(b)	50,000	47,037
4.63%, 04/15/30 (a)(b)	55,000	49,173
4.50%, 09/15/31 (a)(b)	40,000	34,865
Prestige Brands, Inc.
3.75%, 04/01/31 (a)(b)	50,000	41,734
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (a)(b)	40,000	37,601
Primo Water Holdings, Inc.
4.38%, 04/30/29 (a)(b)	40,000	35,519
Radiology Partners, Inc.
9.25%, 02/01/28 (a)(b)	57,000	26,520
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)(b)	46,000	44,519
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)(b)	25,000	19,357
Safeway, Inc.
7.25%, 02/01/31	20,000	21,048
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	45,000	38,402
4.00%, 04/01/31 (a)	20,000	16,063
4.38%, 02/01/32 (a)	25,000	19,873
Select Medical Corp.
6.25%, 08/15/26 (a)(b)	75,000	74,513
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(b)	25,000	20,776

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)(b)	20,000	18,685
3.88%, 03/15/31 (a)(b)	25,000	21,358
Star Parent, Inc.
9.00%, 10/01/30 (a)(b)	65,000	67,588
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (a)(b)	25,000	25,247
SWF Escrow Issuer Corp.
6.50%, 10/01/29 (a)(b)	20,000	12,567
Teleflex, Inc.
4.63%, 11/15/27 (a)	15,000	14,225
4.25%, 06/01/28 (a)(b)	35,000	32,262
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)(b)	90,000	72,405
Tenet Healthcare Corp.
4.88%, 01/01/26 (a)	65,000	63,920
6.25%, 02/01/27 (a)	75,000	74,731
5.13%, 11/01/27 (a)	40,000	38,419
4.63%, 06/15/28 (a)	53,000	49,411
6.13%, 10/01/28 (a)	165,000	160,118
4.25%, 06/01/29 (a)	80,000	71,750
4.38%, 01/15/30 (a)	175,000	156,545
6.13%, 06/15/30 (a)	25,000	24,384
6.75%, 05/15/31 (a)(b)	50,000	50,119
6.88%, 11/15/31	45,000	44,523
Toledo Hospital
4.98%, 11/15/45 (a)	20,000	12,875
6.02%, 11/15/48	50,000	37,743
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	25,000	21,291
Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(b)	50,000	42,860
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (a)(b)	80,000	63,087
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(b)	25,000	25,378
4.75%, 02/15/29 (a)(b)	100,000	92,771
4.63%, 06/01/30 (a)(b)	20,000	18,058
U.S. Renal Care, Inc.
10.63%, 07/15/27 (a)(b)	5,000	2,250
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(b)	30,000	23,024
Valvoline, Inc.
3.63%, 06/15/31 (a)(b)	60,000	49,311
Vector Group Ltd.
5.75%, 02/01/29 (a)(b)	80,000	71,281
Vista Outdoor, Inc.
4.50%, 03/15/29 (a)(b)	40,000	37,934
Winnebago Industries, Inc.
6.25%, 07/15/28 (a)(b)	65,000	62,367
		7,754,674
Energy 11.9%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/26 (a)(b)	75,000	75,447
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (a)	25,000	24,503
5.75%, 05/20/27 (a)	75,000	71,716
9.38%, 06/01/28 (a)(b)	45,000	46,201
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(b)	10,000	9,791
5.75%, 01/15/28 (a)(b)	45,000	43,564
5.38%, 06/15/29 (a)(b)	90,000	84,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Antero Resources Corp.
7.63%, 02/01/29 (a)(b)	25,000	25,623
5.38%, 03/01/30 (a)(b)	50,000	46,870
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(b)	50,000	49,580
6.25%, 04/01/28 (a)(b)	39,000	38,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (a)(b)	85,000	83,889
Baytex Energy Corp.
8.75%, 04/01/27 (a)(b)	50,000	51,332
8.50%, 04/30/30 (a)(b)	45,000	46,053
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/25 (a)(b)	65,000	65,701
Bristow Group, Inc.
6.88%, 03/01/28 (a)(b)	45,000	42,890
Buckeye Partners LP
4.13%, 03/01/25 (a)(b)	15,000	14,622
3.95%, 12/01/26 (a)	75,000	70,742
4.50%, 03/01/28 (a)(b)	15,000	13,698
5.85%, 11/15/43 (a)	55,000	41,597
California Resources Corp.
7.13%, 02/01/26 (a)(b)	65,000	65,440
Callon Petroleum Co.
8.00%, 08/01/28 (a)(b)	100,000	101,482
7.50%, 06/15/30 (a)(b)	25,000	24,700
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.00%, 04/15/25 (a)(b)	25,000	25,270
8.13%, 01/15/27 (a)(b)	30,000	28,266
Chesapeake Energy Corp.
5.88%, 02/01/29 (a)(b)	25,000	24,025
6.75%, 04/15/29 (a)(b)	75,000	74,792
Chord Energy Corp.
6.38%, 06/01/26 (a)(b)	25,000	24,858
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(b)	145,000	143,817
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(b)	50,000	47,720
8.38%, 07/01/28 (a)(b)	59,000	60,501
8.63%, 11/01/30 (a)(b)	75,000	77,750
8.75%, 07/01/31 (a)(b)	43,000	44,557
CNX Resources Corp.
6.00%, 01/15/29 (a)(b)	25,000	23,861
7.38%, 01/15/31 (a)(b)	50,000	49,726
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(b)	60,000	55,304
5.88%, 01/15/30 (a)(b)	65,000	56,459
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)(b)	40,000	39,728
9.25%, 02/15/28 (a)(b)	37,000	38,269
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)(b)	113,000	111,971
CVR Energy, Inc.
5.25%, 02/15/25 (a)(b)	20,000	19,720
5.75%, 02/15/28 (a)(b)	50,000	46,287
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(b)	40,000	40,152
DT Midstream, Inc.
4.13%, 06/15/29 (a)(b)	110,000	98,838
4.38%, 06/15/31 (a)(b)	5,000	4,391
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(b)	44,000	42,914
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/28 (a)(b)	55,000	53,695

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EnLink Midstream LLC
5.38%, 06/01/29 (a)	15,000	14,488
6.50%, 09/01/30 (a)(b)	95,000	95,693
EnLink Midstream Partners LP
5.60%, 04/01/44 (a)	20,000	17,055
5.05%, 04/01/45 (a)	25,000	19,872
5.45%, 06/01/47 (a)	65,000	54,723
EQM Midstream Partners LP
7.50%, 06/01/27 (a)(b)	65,000	66,489
6.50%, 07/01/27 (a)(b)	90,000	90,234
5.50%, 07/15/28 (a)	75,000	72,958
4.50%, 01/15/29 (a)(b)	45,000	41,099
4.75%, 01/15/31 (a)(b)	90,000	80,213
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(b)	65,000	59,900
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (a)	100,000	97,990
8.00%, 01/15/27 (a)	75,000	75,130
7.75%, 02/01/28 (a)	30,000	29,662
8.25%, 01/15/29 (a)(e)	100,000	98,961
Global Marine, Inc.
7.00%, 06/01/28	30,000	25,650
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	30,000	27,959
Gulfport Energy Corp.
8.00%, 05/17/26 (a)(b)	50,000	50,657
Harvest Midstream I LP
7.50%, 09/01/28 (a)(b)	60,000	59,183
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(b)	60,000	59,302
4.25%, 02/15/30 (a)(b)	65,000	58,194
5.50%, 10/15/30 (a)(b)	30,000	28,336
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31 (a)(b)	150,000	139,034
6.25%, 04/15/32 (a)(b)	10,000	9,242
8.38%, 11/01/33 (a)(b)	50,000	51,548
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (a)(b)	40,000	37,144
Howard Midstream Energy Partners LLC
8.88%, 07/15/28 (a)(b)	20,000	20,814
ITT Holdings LLC
6.50%, 08/01/29 (a)(b)	70,000	61,130
Kinetik Holdings LP
5.88%, 06/15/30 (a)(b)	45,000	42,901
Matador Resources Co.
5.88%, 09/15/26 (a)	50,000	49,107
MEG Energy Corp.
5.88%, 02/01/29 (a)(b)	50,000	47,834
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)(b)	50,000	48,921
10.50%, 05/15/27 (a)(b)	25,000	25,309
Murphy Oil Corp.
6.38%, 07/15/28 (a)	75,000	74,556
Nabors Industries Ltd.
7.25%, 01/15/26 (a)(b)	50,000	47,835
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(b)	75,000	72,574
9.13%, 01/31/30 (a)(b)	50,000	50,173
New Fortress Energy, Inc.
6.75%, 09/15/25 (a)(b)	95,000	92,187
6.50%, 09/30/26 (a)(b)	50,000	47,531
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/26 (a)(b)	130,000	130,589
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 04/15/26 (a)	20,000	19,223
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	25,000	22,270
Noble Finance II LLC
8.00%, 04/15/30 (a)(b)	25,000	25,674
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(b)	100,000	101,120
Northriver Midstream Finance LP
5.63%, 02/15/26 (a)(b)	25,000	24,332
NuStar Logistics LP
6.00%, 06/01/26 (a)	35,000	34,911
5.63%, 04/28/27 (a)	25,000	24,630
6.38%, 10/01/30 (a)	50,000	48,787
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	15,000	14,556
Parkland Corp.
4.50%, 10/01/29 (a)(b)	95,000	84,718
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	58,000	55,769
7.88%, 09/15/30 (a)(b)	40,000	40,038
PDC Energy, Inc.
5.75%, 05/15/26 (a)	50,000	49,829
Permian Resources Operating LLC
6.88%, 04/01/27 (a)(b)	80,000	79,419
8.00%, 04/15/27 (a)(b)	90,000	92,007
5.88%, 07/01/29 (a)(b)	50,000	47,828
Petrofac Ltd.
9.75%, 11/15/26 (a)(b)	35,000	17,420
Precision Drilling Corp.
6.88%, 01/15/29 (a)(b)	40,000	37,832
Range Resources Corp.
8.25%, 01/15/29 (a)	50,000	51,856
4.75%, 02/15/30 (a)(b)	10,000	9,129
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)(b)	75,000	69,701
Rockies Express Pipeline LLC
3.60%, 05/15/25 (a)(b)	34,000	32,582
4.95%, 07/15/29 (a)(b)	70,000	64,668
4.80%, 05/15/30 (a)(b)	35,000	31,371
6.88%, 04/15/40 (b)	20,000	18,244
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(b)	50,000	50,233
SM Energy Co.
6.63%, 01/15/27 (a)	25,000	24,614
6.50%, 07/15/28 (a)	25,000	24,355
Southwestern Energy Co.
5.38%, 03/15/30 (a)	25,000	23,723
4.75%, 02/01/32 (a)	170,000	151,722
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (a)(b)	55,000	48,709
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/26 (a)(b)(d)	50,000	49,734
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (a)	30,000	29,406
4.50%, 05/15/29 (a)	50,000	45,609
4.50%, 04/30/30 (a)	35,000	31,482
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(b)	25,000	24,063
5.50%, 01/15/28 (a)(b)	30,000	27,704
6.00%, 12/31/30 (a)(b)	40,000	36,147
6.00%, 09/01/31 (a)(b)	50,000	44,864
Talos Production, Inc.
12.00%, 01/15/26 (a)	75,000	77,682

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(b)	37,500	37,055
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(b)	30,000	30,621
Transocean, Inc.
7.50%, 01/15/26 (a)(b)	25,000	24,394
11.50%, 01/30/27 (a)(b)	50,000	52,048
8.00%, 02/01/27 (a)(b)	22,000	21,081
8.75%, 02/15/30 (a)(b)	71,250	72,820
6.80%, 03/15/38	50,000	37,908
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (a)	55,000	54,737
6.88%, 09/01/27 (a)	60,000	59,281
Valaris Ltd.
8.38%, 04/30/30 (a)(b)	65,000	65,447
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 (a)(b)	65,000	63,839
4.13%, 08/15/31 (a)(b)	65,000	56,109
3.88%, 11/01/33 (a)(b)	140,000	114,675
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(b)	90,000	89,313
9.50%, 02/01/29 (a)(b)	125,000	129,052
8.38%, 06/01/31 (a)(b)	130,000	128,193
9.88%, 02/01/32 (a)(b)	100,000	102,547
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(b)	25,000	23,736
Vital Energy, Inc.
9.50%, 01/15/25 (a)	75,000	75,346
7.75%, 07/31/29 (a)(b)	40,000	36,702
W&T Offshore, Inc.
11.75%, 02/01/26 (a)(b)	25,000	25,596
Weatherford International Ltd.
8.63%, 04/30/30 (a)(b)	130,000	134,500
		7,865,926
Industrial Other 1.5%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(b)	50,000	46,951
AECOM
5.13%, 03/15/27 (a)	85,000	82,716
APi Group DE, Inc.
4.13%, 07/15/29 (a)(b)	30,000	26,216
Artera Services LLC
9.03%, 12/04/25 (a)(b)	50,000	45,705
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(b)	85,000	88,237
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/26 (a)(b)	50,000	48,319
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(b)	50,000	45,260
Fluor Corp.
4.25%, 09/15/28 (a)	50,000	46,748
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(b)	45,000	39,339
Grand Canyon University
4.13%, 10/01/24	40,000	37,925
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(b)	60,000	49,539
Hillenbrand, Inc.
5.00%, 09/15/26 (a)	15,000	14,749
3.75%, 03/01/31 (a)	10,000	8,304
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(b)	15,000	14,179
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pike Corp.
5.50%, 09/01/28 (a)(b)	50,000	45,590
Steelcase, Inc.
5.13%, 01/18/29 (a)	20,000	18,370
TopBuild Corp.
4.13%, 02/15/32 (a)(b)	50,000	42,769
Vericast Corp.
11.00%, 09/15/26 (a)(b)	180,000	189,900
12.50%, 12/15/27 (a)(b)	25,000	28,299
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(b)	50,000	46,007
		965,122
Technology 7.8%
Alteryx, Inc.
8.75%, 03/15/28 (a)(b)	50,000	50,327
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(b)	75,000	75,412
ams-OSRAM AG
7.00%, 07/31/25 (a)(b)	200,000	203,560
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(b)	115,000	99,759
Block, Inc.
2.75%, 06/01/26 (a)	75,000	69,244
3.50%, 06/01/31 (a)	75,000	62,855
Boxer Parent Co., Inc.
7.13%, 10/02/25 (a)(b)	60,000	59,977
Camelot Finance SA
4.50%, 11/01/26 (a)(b)	40,000	37,962
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(b)	12,000	6,422
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(b)	55,000	56,465
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(b)	65,000	64,988
Clarivate Science Holdings Corp.
4.88%, 07/01/29 (a)(b)	83,000	74,342
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(b)	235,000	216,582
9.00%, 09/30/29 (a)(b)	210,000	189,154
Coherent Corp.
5.00%, 12/15/29 (a)(b)	55,000	49,819
CommScope Technologies LLC
6.00%, 06/15/25 (a)(b)	140,000	110,044
5.00%, 03/15/27 (a)(b)	25,000	10,653
CommScope, Inc.
6.00%, 03/01/26 (a)(b)	105,000	90,140
8.25%, 03/01/27 (a)(b)	25,000	12,461
7.13%, 07/01/28 (a)(b)	25,000	11,708
4.75%, 09/01/29 (a)(b)	65,000	40,843
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(b)	25,000	20,899
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(b)	55,000	49,725
CoreLogic, Inc.
4.50%, 05/01/28 (a)(b)	65,000	54,503
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	50,000	43,938
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(b)	40,000	36,169
Entegris Escrow Corp.
4.75%, 04/15/29 (a)(b)	80,000	75,638
5.95%, 06/15/30 (a)(b)	60,000	58,000

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entegris, Inc.
4.38%, 04/15/28 (a)(b)	25,000	23,352
3.63%, 05/01/29 (a)(b)	15,000	13,123
Fair Isaac Corp.
4.00%, 06/15/28 (a)(b)	100,000	92,100
Gen Digital, Inc.
5.00%, 04/15/25 (a)(b)	48,000	47,650
6.75%, 09/30/27 (a)(b)	130,000	130,997
GoTo Group, Inc.
5.50%, 09/01/27 (a)(b)	20,000	11,824
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)(b)	200,000	203,915
HealthEquity, Inc.
4.50%, 10/01/29 (a)(b)	35,000	31,561
Imola Merger Corp.
4.75%, 05/15/29 (a)(b)	130,000	118,217
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(b)	130,000	113,032
Iron Mountain, Inc.
7.00%, 02/15/29 (a)(b)	140,000	141,231
5.25%, 07/15/30 (a)(b)	165,000	151,473
McAfee Corp.
7.38%, 02/15/30 (a)(b)	110,000	95,112
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(b)	40,000	38,038
NCR Atleos Corp.
9.50%, 04/01/29 (a)(b)	20,000	20,669
NCR Voyix Corp.
5.13%, 04/15/29 (a)(b)	155,000	142,082
5.25%, 10/01/30 (a)(b)	50,000	43,997
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(b)	145,000	134,758
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(b)	50,000	51,418
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(b)	40,000	36,210
Open Text Corp.
3.88%, 02/15/28 (a)(b)	55,000	50,114
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(b)	140,000	124,006
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(b)	30,000	24,817
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(b)	35,000	31,004
Presidio Holdings, Inc.
8.25%, 02/01/28 (a)(b)	50,000	48,733
PTC, Inc.
3.63%, 02/15/25 (a)(b)	25,000	24,337
4.00%, 02/15/28 (a)(b)	55,000	50,649
Rackspace Technology Global, Inc.
3.50%, 02/15/28 (a)(b)	20,000	8,219
5.38%, 12/01/28 (a)(b)	25,000	7,561
RingCentral, Inc.
8.50%, 08/15/30 (a)(b)	25,000	24,929
Rocket Software, Inc.
6.50%, 02/15/29 (a)(b)	25,000	20,231
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(b)	75,000	62,701
Seagate HDD Cayman
8.25%, 12/15/29 (a)(b)	75,000	79,714
9.63%, 12/01/32 (a)(b)	125,000	140,503
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sensata Technologies BV
5.00%, 10/01/25 (b)	60,000	59,078
4.00%, 04/15/29 (a)(b)	55,000	49,401
Sensata Technologies, Inc.
3.75%, 02/15/31 (a)(b)	100,000	84,647
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(b)	100,000	94,979
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(b)	110,000	106,556
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(b)	35,000	31,139
Twilio, Inc.
3.88%, 03/15/31 (a)	55,000	47,513
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (a)(b)	80,000	62,434
Verscend Escrow Corp.
9.75%, 08/15/26 (a)(b)	100,000	100,462
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(b)	25,000	20,896
West Technology Group LLC
8.50%, 04/10/27 (a)(b)	20,000	17,250
Western Digital Corp.
4.75%, 02/15/26 (a)	100,000	96,581
Xerox Corp.
4.80%, 03/01/35	20,000	14,019
6.75%, 12/15/39	40,000	30,181
Xerox Holdings Corp.
5.00%, 08/15/25 (a)(b)	50,000	47,924
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(b)	25,000	22,052
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(b)	35,000	30,164
		5,185,142
Transportation 2.6%
Air Canada
3.88%, 08/15/26 (a)(b)	70,000	65,384
Allegiant Travel Co.
7.25%, 08/15/27 (a)(b)	50,000	47,533
American Airlines Group, Inc.
3.75%, 03/01/25 (b)	25,000	23,935
American Airlines, Inc.
11.75%, 07/15/25 (b)	190,000	208,052
7.25%, 02/15/28 (a)(b)	65,000	64,250
8.50%, 05/15/29 (a)(b)	150,000	154,825
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (b)	129,167	127,249
5.75%, 04/20/29 (b)	60,000	57,522
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(b)	25,000	23,606
4.75%, 04/01/28 (a)(b)	85,000	77,078
5.38%, 03/01/29 (a)(b)	25,000	22,516
8.00%, 02/15/31 (a)(b)	25,000	24,456
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(b)	50,000	43,966
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	40,000	40,990
3.75%, 10/28/29 (a)	50,000	44,754
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(b)	60,000	51,076
GN Bondco LLC
9.50%, 10/15/31 (a)(b)	50,000	47,547

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 01/20/26 (a)(b)	65,000	51,772
Hertz Corp.
4.63%, 12/01/26 (a)(b)	25,000	22,050
5.00%, 12/01/29 (a)(b)	75,000	57,623
Rand Parent LLC
8.50%, 02/15/30 (a)(b)	50,000	47,298
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (a)(b)	75,000	55,125
United Airlines, Inc.
4.38%, 04/15/26 (a)(b)	140,000	133,224
4.63%, 04/15/29 (a)(b)	90,000	80,402
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(b)	32,000	27,062
9.50%, 06/01/28 (a)(b)	85,000	70,569
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/27 (a)(b)	25,000	24,120
XPO CNW, Inc.
6.70%, 05/01/34	25,000	24,922
XPO, Inc.
7.13%, 06/01/31 (a)(b)	35,000	35,399
		1,754,305
		56,359,159

Utility 3.2%
Electric 3.2%
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(c)	40,000	32,931
Calpine Corp.
4.50%, 02/15/28 (a)(b)	130,000	122,786
5.13%, 03/15/28 (a)(b)	115,000	108,318
4.63%, 02/01/29 (a)(b)	50,000	45,329
5.00%, 02/01/31 (a)(b)	48,000	42,495
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)(b)	115,000	96,317
DPL, Inc.
4.13%, 07/01/25 (a)	56,000	54,078
Edison International
8.13%, 06/15/53 (a)(c)	45,000	45,634
Emera, Inc.
6.75%, 06/15/76 (a)(c)	65,000	63,100
FirstEnergy Corp.
4.15%, 07/15/27 (a)(d)	90,000	85,699
2.65%, 03/01/30 (a)	125,000	105,836
7.38%, 11/15/31	25,000	29,094
5.10%, 07/15/47 (a)	60,000	51,681
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(b)	25,000	21,101
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (a)(b)	80,000	73,952
NOVA Chemicals Corp.
5.00%, 05/01/25 (a)(b)	87,000	84,407
5.25%, 06/01/27 (a)(b)	65,000	58,575
4.25%, 05/15/29 (a)(b)	25,000	19,757
NRG Energy, Inc.
5.25%, 06/15/29 (a)(b)	40,000	37,302
3.88%, 02/15/32 (a)(b)	185,000	151,373
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(b)	35,000	32,121
PG&E Corp.
5.25%, 07/01/30 (a)	110,000	103,443
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(b)	50,000	40,581
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(b)	60,000	62,897
Teine Energy Ltd.
6.88%, 04/15/29 (a)(b)	50,000	47,320
Terraform Global Operating LP
6.13%, 03/01/26 (a)(b)	45,000	43,731
TerraForm Power Operating LLC
4.75%, 01/15/30 (a)(b)	55,000	49,559
Topaz Solar Farms LLC
5.75%, 09/30/39 (b)	30,994	30,023
TransAlta Corp.
6.50%, 03/15/40	30,000	28,334
Vistra Operations Co. LLC
5.63%, 02/15/27 (a)(b)	150,000	146,011
5.00%, 07/31/27 (a)(b)	190,000	180,957
4.38%, 05/01/29 (a)(b)	50,000	45,177
		2,139,919
Total Corporates (Cost $64,272,946)		64,837,375

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (f)	511,401	511,401
Total Short-Term Investments (Cost $511,401)		511,401
Total Investments in Securities (Cost $64,784,347)		65,348,776

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $52,403,402 or 79.1% of net assets.

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	The rate shown is the annualized 7-day yield.

REIT —	Real Estate Investment Trust

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$64,837,375	$—	$64,837,375
Short-Term Investments[1]	511,401	—	—	511,401
Total	$511,401	$64,837,375	$—	$65,348,776

[1]	As categorized in the Portfolio Holdings.

Schwab High Yield Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab High Yield Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2023, are disclosed in the fund’s Portfolio Holdings.
REG123135NOV23